Pacer US Export Leaders ETF
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Communication Services - 5.0%
Alphabet, Inc. - Class A	1,865	$357,893
Meta Platforms, Inc. - Class A	477	368,931
Netflix, Inc. (a)	267	309,560
News Corp. - Class A	11,878	348,263
Warner Music Group Corp. - Class A	12,365	361,800
		1,746,447

Consumer Discretionary - 13.4%
Airbnb, Inc. - Class A (a)	2,403	318,181
Aptiv PLC (a)	4,843	332,423
Autoliv, Inc.	3,000	334,650
Booking Holdings, Inc.	62	341,252
Carnival Corp. (a)	14,534	432,677
Duolingo, Inc. (a)	681	236,001
Garmin Ltd.	1,618	353,954
NIKE, Inc. - Class B	5,381	401,907
Ralph Lauren Corp.	1,243	371,346
Royal Caribbean Cruises Ltd. (b)	1,262	401,152
Tesla Motors, Inc. (a)	994	306,420
Visteon Corp. (a)	3,625	402,919
Wynn Resorts Ltd.	3,869	421,837
		4,654,719

Consumer Staples - 2.8%
Archer-Daniels-Midland Co.	6,263	339,330
Coty, Inc. - Class A (a)	68,333	331,415
Ingredion, Inc.	2,356	309,908
		980,653

Energy - 5.7%
Chevron Corp.	2,329	353,170
Exxon Mobil Corp.	2,905	324,314
Halliburton Co.	14,045	314,608
NOV, Inc. (b)	23,843	299,945
Valaris Ltd. (a)(b)	7,003	340,556
Weatherford International PLC	6,142	347,330
		1,979,923

Health Care - 12.2%
Abbott Laboratories	2,402	303,108
Agilent Technologies, Inc.	2,782	319,402
BioMarin Pharmaceutical, Inc. (a)	5,793	335,125
Bio-Rad Laboratories, Inc. - Class A (a)	1,425	344,779
Cooper Cos., Inc. (a)	4,673	330,334
IQVIA Holdings, Inc. (a)	2,076	385,845
Merck & Co., Inc.	3,986	311,386
Mettler-Toledo International, Inc. (a)	280	345,431
Regeneron Pharmaceuticals, Inc.	615	335,458
Repligen Corp. (a)	2,554	298,997
Revvity, Inc.	3,482	306,068
Thermo Fisher Scientific, Inc.	809	378,353
Waters Corp. (a)	945	272,878
		4,267,164

Industrials - 11.4%
AGCO Corp.	3,238	381,987
Chart Industries, Inc. (a)(b)	2,258	448,958
CNH Industrial NV	25,911	335,807
Genpact Ltd.	7,588	334,251
GXO Logistics, Inc. (a)(b)	7,581	376,851
Howmet Aerospace, Inc. (b)	1,902	341,923
Ingersoll Rand, Inc.	4,046	342,413
ITT, Inc.	2,165	367,963
Uber Technologies, Inc. (a)	3,881	340,558
United Airlines Holdings, Inc. (a)	4,401	388,652
Westinghouse Air Brake Technologies Corp.	1,615	310,161
		3,969,524

Information Technology - 40.0%(c)
Accenture PLC - Class A	1,045	279,120
Advanced Micro Devices, Inc. (a)	2,804	494,373
Akamai Technologies, Inc. (a)	4,196	320,197
Amphenol Corp.	3,521	375,022
Analog Devices, Inc.	1,447	325,040
Apple, Inc.	1,658	344,151
Applied Materials, Inc. (b)	1,909	343,735
Broadcom, Inc.	1,310	384,747
Cadence Design System, Inc. (a)	1,086	395,923
Cirrus Logic, Inc. (a)	3,229	325,193
Coherent Corp. (a)	4,210	452,996
Corning, Inc.	6,566	415,234
Dolby Laboratories, Inc. - Class A	4,400	331,496
Fabrinet (a)	1,329	430,237
Flex Ltd. (a)	7,552	376,618
Fortinet, Inc. (a)	3,230	322,677
Jabil, Inc. (b)	1,852	413,311
Keysight Technologies, Inc. (a)	2,059	337,491
KLA Corp.	375	329,636
Kyndryl Holdings, Inc. (a)	8,298	313,415
Lam Research Corp.	3,638	345,028
Littelfuse, Inc. (b)	1,507	387,796
MACOM Technology Solutions Holdings, Inc. (a)(b)	2,525	346,278
Microsoft Corp.	681	363,314
MKS Instruments, Inc.	3,644	346,836
Monolithic Power Systems, Inc. (b)	484	344,240
NetApp, Inc.	3,241	337,485
Novanta, Inc. (a)(b)	2,665	327,848
NVIDIA Corp.	2,294	408,034
ON Semiconductor Corp. (a)	6,384	359,802
Onto Innovation, Inc. (a)	3,439	325,845
PTC, Inc. (a)	1,923	413,080
Qualcomm, Inc.	2,105	308,930
Rambus, Inc. (a)	5,606	414,452
TE Connectivity PLC	2,003	412,117
Teledyne Technologies, Inc. (a)	668	368,081
Western Digital Corp. (b)	5,847	460,100
Zebra Technologies Corp. (a)	1,148	389,195
		13,969,073

Materials - 9.5%
Alcoa Corp.	11,488	344,295
Amcor PLC (b)	35,791	334,646
Cabot Corp.	4,359	314,633
Corteva, Inc.	4,497	324,369
Crown Holdings, Inc.	3,262	324,112
DuPont de Nemours, Inc.	4,871	350,225
Freeport-McMoRan, Inc.	7,956	320,149
Linde PLC	694	319,420
NewMarket Corp.	499	342,813
Newmont Goldcorp Corp.	5,625	349,313
		3,323,975
TOTAL COMMON STOCKS (Cost $31,342,252)		34,891,478

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 12.8%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	4,474,699	4,474,699
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $4,474,699)		4,474,699

TOTAL INVESTMENTS - 112.8% (Cost $35,816,951)		39,366,177
Liabilities in Excess of Other Assets - (12.8)%		(4,467,280)
TOTAL NET ASSETS - 100.0%		$34,898,897
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company
PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $4,309,060.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Pacer US Export Leaders ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$34,891,478	$–	$–	$34,891,478
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	4,474,699
Total Investments	$34,891,478	$–	$–	$39,366,177

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $4,474,699 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.